Note 7 - Rent Obligation (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Leases [Abstract]
Lease Period Extended					5 years
Operating Leases, Rent Expense	$ 15,900	$ 15,719	$ 50,156	$ 46,321	$ 64,753	$ 61,150
Lessee Leasing Arrangements, Operating Leases, Terms of Contract Cancellation			3 years
Lessee Leasing Arrangements, Operating Leases, Extension Term			5 years
Lessor Leasing Arrangements, Operating Leases, Term of Contract			5 years